UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2014

Date of reporting period: 03/31/2014

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

March 31, 2014

NICHOLAS II, INC.

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS II, INC.

May 2014

Dear Fellow Shareholders:

     Nicholas II Class I returned 22.47% for the one-year period ended March 31, 2014, compared to returns for the S&P 500 of 21.86% and the Russell Midcap Growth Index of 24.22%. Strong equity returns for the year were driven by the Federal Reserve Board’s low interest rate policy and quantitative easing, along with fairly good corporate earnings growth and multiples expansion. The economy has continued to grow at a slow pace with high unemployment and low inflation. In the stock market we saw stocks move higher with biotechnology and social media stocks showing signs of speculation. Also, late last year we saw a large amount of initial public offerings (“IPO’s”) which indicates a return of speculation to the market. We did see much of that speculation come to an end during the first quarter of 2014, with many high-flying stocks having price corrections.

     Returns for Nicholas II, Inc. Class I and Class N and selected indices are provided in the chart below for the periods ended March 31, 2014.

		Average Annual Total Returns
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas II, Inc. – Class I	9.65%	22.47%	13.06%	20.32%	8.22%
Nicholas II, Inc. – Class N
(linked to Class I)	9.46%	22.07%	12.66%	19.93%	7.89%
Morningstar Mid-Cap
Growth Category	9.60%	23.40%	11.74%	22.17%	8.67%
Russell Midcap Growth Index	10.44%	24.22%	13.52%	24.73%	9.47%
Standard & Poor’s 500 Index	12.51%	21.86%	14.66%	21.16%	7.42%
Ending value of $10,000 invested
in Nicholas II, Inc. – Class I	$10,965	$12,247	$14,453	$25,220	$22,037
Ending value of $10,000 invested
in Nicholas II, Inc. – Class N
(linked to Class I)	$10,946	$12,207	$14,300	$24,807	$21,368
Fund’s Class I Expense Ratio (from 01/28/14 Prospectus): 0.63%
Fund’s Class N Expense Ratio (from 04/30/14 Prospectus): 0.98%

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     Strong performance was seen in all sectors held by the Fund with the strongest returns coming from the healthcare and consumer staples sectors. Relative to the Fund’s benchmark, the Russell 2000 Midcap Growth Index, the Fund slightly underperformed over the one year period ended March 31, 2014, due to being underweighted in consumer discretionary stocks, which had strong performance for the year as well as being underweighted in consumer staples, which also performed well throughout the year. The Fund outperformed in the information technology sector as well as the industrials sector. As of period end, the Fund’s weightings consisted of approximately 26% consumer related, 19% information technology, 16% healthcare, 16% industrials, 10% financials, 6% energy, 2% materials and 5% cash.

     Moving into 2014, we look for the market to produce more normalized returns due to the strength and duration of the bull market over the last five years. Headwinds to further gains include modest economic and employment gains, Federal Reserve tapering of its Quantitative Easing program, and continued tightening of government budget expenditures. Also, with the large gains of last year, valuations have moved higher. We will continue to be constructive on the markets for the long term and will focus on high-quality midsize companies that produce solid returns on capital and can grow at reasonable rates with quality management teams that sell at reasonable valuations.

Thank you for your continued support.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Standard & Poor’s (“S&P”) 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I (NCTWX)

For a share outstanding throughout each period

	Six Months
	Ended
	03/31/2014			Years Ended September 30,
	(unaudited)		2013	2012	2011	2010	2009
NET ASSET VALUE,
BEGINNING OF PERIOD	$26.37		$22.91	$18.72	$19.31	$17.02	$19.15
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income(1)	.04		.15	.08	.10	.08	.11
Net gain (loss) on securities
(realized and unrealized)	2.46		5.33	4.70	(.22)	2.31	(1.01)
Total from investment
operations	2.50		5.48	4.78	(.12)	2.39	(.90)
LESS DISTRIBUTIONS
From net investment income	(.09)		(.15)	(.10)	(.09)	(.10)	(.11)
From net capital gain	(2.04)		(1.87)	(.49)	(.38)	—	(1.12)
Total distributions	(2.13)		(2.02)	(.59)	(.47)	(.10)	(1.23)
NET ASSET VALUE,
END OF PERIOD	$26.74		$26.37	$22.91	$18.72	$19.31	$17.02

TOTAL RETURN	9.65	%(2)	26.09%	25.92%	(.90)%	14.06%	(2.86)%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$580.5		$544.7	$454.9	$398.7	$418.0	$384.7
Ratio of expenses
to average net assets	.62	%(3)	.63%	.64%	.65%	.68%	.72%
Ratio of net investment income
to average net assets	.30	%(3)	.63%	.38%	.46%	.44%	.78%
Portfolio turnover rate	26.48	%(3)	22.49%	22.70%	27.93%	28.67%	32.86%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX)

For a share outstanding throughout each period

	Six Months
	Ended
	03/31/2014			Years Ended September 30,
	(unaudited)		2013	2012	2011	2010	2009
NET ASSET VALUE,
BEGINNING OF PERIOD	$26.04		$22.63	$18.49	$19.11	$16.87	$19.04
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment
income (loss)(1)	(.01)		.07	.01	.02	.02	.07
Net gain (loss) on securities
(realized and unrealized)	2.43		5.27	4.64	(.21)	2.29	(1.02)
Total from investment
operations	2.42		5.34	4.65	(.19)	2.31	(.95)
LESS DISTRIBUTIONS
From net investment income	—		(.06)	(.02)	(.05)	(.07)	(.10)
From net capital gain	(2.04)		(1.87)	(.49)	(.38)	—	(1.12)
Total distributions	(2.04)		(1.93)	(.51)	(.43)	(.07)	(1.22)
NET ASSET VALUE,
END OF PERIOD	$26.42		$26.04	$22.63	$18.49	$19.11	$16.87

TOTAL RETURN	9.46	%(2)	25.69%	25.47%	(1.25)%	13.70%	(3.17)%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$110.6		$108.2	$99.9	$102.9	$44.1	$31.9
Ratio of expenses
to average net assets	..97	%(3)	.98%	.99%	.99%	1.00%	.98%
Ratio of net investment income
(loss) to average net assets	(.05	)%(3)	.29%	.03%	.10%	.12%	.48%
Portfolio turnover rate	26.48	%(3)	22.49%	22.70%	27.93%	28.67%	32.86%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings

March 31, 2014 (unaudited)

Percentage
Name	of Net Assets
IHS Inc. – Class A	1.85%
Cooper Companies, Inc. (The)	1.79%
FleetCor Technologies, Inc	1.75%
O’Reilly Automotive, Inc	1.72%
Westinghouse Air Brake Technologies Corporation	1.68%
Avago Technologies Limited	1.68%
Thermo Fisher Scientific Inc	1.63%
LKQ Corporation	1.60%
IDEX Corporation	1.58%
Microchip Technology Incorporated	1.58%
Total of top ten	16.86%

Fund Expenses

For the six month period ended March 31, 2014 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	09/30/13	03/31/14	10/01/13 - 03/31/14
Actual	$1,000.00	$1,096.50	$3.24
Hypothetical	1,000.00	1,021.91	3.13
(5% return before expenses)

*

Expenses are equal to the Class I six-month annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one- half year period.

Fund Expenses (continued)

For the six month period ended March 31, 2014 (unaudited)

Class N
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period**
	09/30/13	03/31/14	10/01/13 - 03/31/14
Actual	$1,000.00	$1,094.60	$5.07
Hypothetical	1,000.00	1,020.16	4.89
(5% return before expenses)

**

Expenses are equal to the Class N six-month annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments
March 31, 2014 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.46%
	Consumer Discretionary – Automobiles & Components — 3.19%
300,000	Allison Transmission Holdings, Inc	$8,982,000
70,000	BorgWarner Inc	4,302,900
55,000	Delphi Automotive PLC	3,732,300
75,000	Harley-Davidson, Inc	4,995,750
		22,012,950
	Consumer Discretionary – Durables & Apparel — 3.60%
167,500	Jarden Corporation*	10,021,525
52,500	Polaris Industries Inc	7,334,775
90,000	Tupperware Brands Corporation	7,538,400
		24,894,700
	Consumer Discretionary – Retailing — 11.71%
220,000	CarMax, Inc.*	10,296,000
420,000	LKQ Corporation*	11,067,000
165,000	Nordstrom, Inc	10,304,250
80,000	O’Reilly Automotive, Inc.*	11,871,200
170,000	TJX Companies, Inc. (The)	10,310,500
147,500	Tractor Supply Company	10,417,925
75,000	Ulta Salon, Cosmetics & Fragrance, Inc.*	7,311,000
140,000	Williams-Sonoma, Inc	9,329,600
		80,907,475
	Consumer Discretionary – Services — 2.40%
85,000	Dunkin’ Brands Group, Inc	4,265,300
189,999	InterContinental Hotels Group PLC	6,155,968
77,500	Starwood Hotels & Resorts Worldwide, Inc	6,169,000
		16,590,268
	Consumer Staples – Food & Staples Retailing — 1.39%
95,000	PriceSmart, Inc	9,588,350
	Consumer Staples – Food, Beverage & Tobacco — 1.89%
35,000	Mead Johnson Nutrition Company	2,909,900
85,000	Monster Beverage Corporation*	5,903,250
150,000	WhiteWave Foods Company (The) – Class A*	4,281,000
		13,094,150
	Consumer Staples – Household & Personal Products — 1.54%
55,000	Church & Dwight Co., Inc	3,798,850
82,500	Nu Skin Enterprises, Inc. – Class A	6,835,125
		10,633,975

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.46% (continued)
	Energy — 6.04%
125,000	Cameron International Corporation*	$7,721,250
45,000	Concho Resources Inc.*	5,512,500
50,000	Continental Resources, Inc.*	6,213,500
60,000	Helmerich & Payne, Inc	6,453,600
124,647	Kinder Morgan Management, LLC*	8,933,452
100,000	Whiting Petroleum Corporation*	6,939,000
		41,773,302
	Financials – Banks — 1.64%
60,000	Cullen/Frost Bankers, Inc	4,651,800
330,000	Huntington Bancshares Incorporated	3,290,100
85,000	SunTrust Banks, Inc	3,382,150
		11,324,050
	Financials – Diversified — 3.75%
45,000	Affiliated Managers Group, Inc.*	9,002,250
170,000	Raymond James Financial, Inc	9,508,100
90,000	T. Rowe Price Group, Inc	7,411,500
		25,921,850
	Financials – Insurance — 3.51%
110,000	Aon plc	9,270,800
110,000	Marsh & McLennan Companies, Inc	5,423,000
217,000	Willis Group Holdings PLC	9,576,210
		24,270,010
	Financials – Real Estate — 1.07%
270,000	CBRE Group Inc.*	7,406,100
	Health Care – Equipment & Services — 9.89%
145,000	Cardinal Health, Inc	10,147,100
90,000	Cooper Companies, Inc. (The)	12,362,400
145,000	DaVita HealthCare Partners Inc.*	9,983,250
205,000	DENTSPLY International Inc	9,438,200
120,000	Stryker Corporation	9,776,400
90,000	Teleflex Incorporated	9,651,600
85,000	Universal Health Services, Inc. – Class B	6,975,950
		68,334,900
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 6.01%
35,500	Jazz Pharmaceuticals public limited company*	4,923,140
65,000	Perrigo Company plc	10,052,900
24,500	Regeneron Pharmaceuticals, Inc.*	7,356,860

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.46% (continued)
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 6.01% (continued)
93,920	Thermo Fisher Scientific Inc	$11,292,941
60,000	Valeant Pharmaceuticals International, Inc.*	7,909,800
		41,535,641
	Industrials – Capital Goods — 11.98%
197,500	AMETEK, Inc	10,169,275
125,000	BE Aerospace, Inc.*	10,848,750
206,000	Fastenal Company	10,159,920
150,000	IDEX Corporation	10,933,500
125,000	Pentair Ltd	9,917,500
95,000	Snap-on Incorporated	10,780,600
45,000	TransDigm Group Incorporated*	8,334,000
150,000	Westinghouse Air Brake Technologies Corporation	11,625,000
		82,768,545
	Industrials – Commercial & Professional Services — 2.74%
105,000	IHS Inc. – Class A*	12,757,500
55,000	Stericycle, Inc.*	6,249,100
		19,006,600
	Industrials – Transportation — 0.99%
70,000	Genesee & Wyoming Inc. – Class A*	6,812,400
	Information Technology – Hardware & Equipment — 2.20%
45,000	F5 Networks, Inc.*	4,798,350
285,000	NCR Corporation*	10,416,750
		15,215,100
	Information Technology – Semiconductors
	& Semiconductor Equipment — 4.94%
200,000	Altera Corporation	7,248,000
180,000	Avago Technologies Limited	11,593,800
228,750	Microchip Technology Incorporated	10,925,100
80,000	Xilinx, Inc	4,341,600
		34,108,500
	Information Technology – Software & Services — 11.53%
110,000	ANSYS, Inc.*	8,472,200
135,000	Check Point Software Technologies Ltd.*	9,130,050
144,499	Fidelity National Information Services, Inc	7,723,471
131,874	Fiserv, Inc.*	7,475,937
105,000	FleetCor Technologies, Inc.*	12,085,500
47,500	MercadoLibre, Inc	4,517,725

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.46% (continued)
	Information Technology – Software & Services — 11.53% (continued)
175,000	MICROS Systems, Inc.*	$9,262,750
125,000	Red Hat, Inc.*	6,622,500
90,000	Teradata Corporation*	4,427,100
330,000	Vantiv, Inc. – Class A*	9,972,600
		79,689,833
	Materials — 2.45%
75,000	Airgas, Inc	7,988,250
135,000	AptarGroup, Inc	8,923,500
		16,911,750
	TOTAL COMMON STOCKS
	(cost $356,260,513)	652,800,449

SHORT-TERM INVESTMENTS — 5.18%
	Commercial Paper — 4.86%
$1,000,000	NorthWestern Corporation 04/01/14, 0.25%	1,000,000
1,525,000	CBS Corporation 04/02/14, 0.21%	1,524,991
1,000,000	Diageo Capital plc 04/02/14, 0.20%	999,995
1,825,000	Valspar Corporation (The) 04/02/14, 0.21%	1,824,989
1,000,000	Eastman Chemical Company 04/03/14, 0.24%	999,987
1,000,000	Hitachi Capital America Corp. 04/04/14, 0.25%	999,979
1,550,000	Valspar Corporation (The) 04/04/14, 0.21%	1,549,973
1,750,000	Eastman Chemical Company 04/07/14, 0.24%	1,749,930
1,200,000	Time Warner Cable Inc. 04/08/14, 0.26%	1,199,939
1,975,000	Time Warner Cable Inc. 04/09/14, 0.25%	1,974,890
775,000	Clorox Company (The) 04/10/14, 0.18%	774,965
1,225,000	Hitachi Capital America Corp. 04/14/14, 0.25%	1,224,889
1,000,000	Valspar Corporation (The) 04/14/14, 0.21%	999,924
1,500,000	Bacardi Corporation 04/16/14, 0.18%	1,499,888
1,000,000	Bacardi Corporation 04/16/14, 0.22%	999,908
675,000	Bemis Company, Inc. 04/16/14, 0.23%	674,935
1,625,000	Clorox Company (The) 04/21/14, 0.27%	1,624,756
1,210,000	Time Warner Cable Inc. 04/24/14, 0.25%	1,209,807
1,975,000	Pacific Gas and Electric Company 04/29/14, 0.21%	1,974,678
1,475,000	NorthWestern Corporation 04/30/14, 0.28%	1,474,667
1,000,000	Integrys Energy Group, Inc. 05/05/14, 0.27%	999,745
1,175,000	Hyundai Capital America, Inc. 05/19/14, 0.21%	1,174,671
1,800,000	Diageo Capital plc 05/22/14, 0.24%	1,799,388
2,075,000	Kellogg Company 05/23/14, 0.20%	2,074,401
1,214,000	Diageo Capital plc 05/28/14, 0.25%	1,213,520
		33,544,815

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

Shares or
Principal
Amount	Value
SHORT-TERM INVESTMENTS — 5.18% (continued)
Variable Rate Security — 0.32%
$2,223,056 Fidelity Institutional Money Market Fund – Class I	$2,223,056
TOTAL SHORT-TERM INVESTMENTS
(cost $35,767,871)	35,767,871
TOTAL INVESTMENTS
(cost $392,028,384) — 99.64%	688,568,320
OTHER ASSETS, NET OF LIABILITIES — 0.36%	2,498,112
TOTAL NET ASSETS
(basis of percentages disclosed above) — 100%	$691,066,432

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities

March 31, 2014 (unaudited)

ASSETS
Investments in securities at value (cost $392,028,384)	$688,568,320
Receivables –
Investment securities sold	3,786,775
Dividend and interest	384,924
Capital stock subscription	77,441
Total receivables	4,249,140
Other	4,688
Total assets	692,822,148

LIABILITIES
Payables –
Investment securities purchased	1,350,689
Due to adviser –
Management fee	289,359
Accounting and administrative fee	13,773
Total due to adviser	303,132
12b-1 and servicing fee	48,357
Other payables and accrued expense	53,538
Total liabilities	1,755,716
Total net assets	$691,066,432
NET ASSETS CONSIST OF
Paid in capital	$364,986,684
Net unrealized appreciation on investments	296,539,936
Accumulated undistributed net realized gain on investments	29,070,609
Accumulated undistributed net investment income	469,203
Total net assets	$691,066,432

Class I:
Net assets	$580,484,916
Shares outstanding	21,704,865
NET ASSET VALUE PER SHARE ($.01 par value,
125,000,000 shares authorized), offering price and redemption price	$26.74

Class N:
Net assets	$110,581,516
Shares outstanding	4,185,564
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized), offering price and redemption price	$26.42

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended March 31, 2014 (unaudited)

INCOME
Dividend	$3,071,946
Interest	42,531
Total income	3,114,477

EXPENSES
Management fee	1,775,938
12b-1 fees – Class N	138,298
Transfer agent fees	94,435
Accounting and administrative fees	84,434
Servicing fees – Class N	55,319
Registration fees	33,684
Printing	20,584
Custodian fees	17,115
Postage and mailing	15,794
Audit and tax fees	15,613
Insurance	12,333
Directors’ fees	12,050
Accounting system and pricing service fees	5,670
Legal fees	5,413
Other operating expenses	3,534
Total expenses	2,290,214
Net investment income	824,263

NET REALIZED GAIN ON INVESTMENTS	37,531,070

CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION ON INVESTMENTS	23,623,847
Net realized and unrealized gain on investments	61,154,917
Net increase in net assets resulting from operations	$61,979,180

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended March 31, 2014 (unaudited) and the year ended September 30, 2013

	Six Months Ended
	03/31/2014	Year Ended
	(unaudited)	09/30/2013
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$824,263	$3,393,435
Net realized gain on investments	37,531,070	44,715,579
Change in net unrealized
appreciation/depreciation on investments	23,623,847	90,274,021
Net increase in net assets
resulting from operations	61,979,180	138,383,035

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income – Class I	(1,815,773)	(2,801,555)
From net realized gain on investments – Class I	(41,758,692)	(36,777,275)
From net investment income – Class N	—	(234,516)
From net realized gain on investments – Class N	(8,322,693)	(7,850,451)
Total distributions	(51,897,158)	(47,663,797)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(186,462 and 520,044 shares, respectively)	5,011,535	12,118,584
Reinvestment of distributions – Class I
(1,556,976 and 1,747,683 shares, respectively)	40,839,475	36,928,544
Cost of shares redeemed – Class I
(692,985 and 1,470,695 shares, respectively)	(18,516,689)	(34,780,905)
Proceeds from shares issued – Class N
(141,047 and 191,233 shares, respectively)	3,779,451	4,464,785
Reinvestment of distributions – Class N
(320,263 and 385,794 shares, respectively)	8,307,625	8,070,803
Cost of shares redeemed – Class N
(430,637 and 834,598 shares, respectively)	(11,334,793)	(19,424,713)
Change in net assets derived
from capital share transactions	28,086,604	7,377,098
Total increase in net assets	38,168,626	98,096,336

NET ASSETS
Beginning of period	652,897,806	554,801,470
End of period (including accumulated
undistributed net investment income of
$469,203 and $1,460,713, respectively)	$691,066,432	$652,897,806

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2014 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on
Form N-CSR for the year ended September 30, 2013.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —

Nicholas II, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment
Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-
term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year.
Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

Notes to Financial Statements (continued)
March 31, 2014 (unaudited)

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	In Securities
Level 1 –
Common Stocks(1)	$652,800,449
Variable Rate Security	2,223,056
Level 2 –
Commercial Paper	33,544,815
Level 3 –
None	—
Total	$688,568,320
(1) See Schedule of Investments for further detail by industry.

There were no transfers between levels during the period ended March 31, 2014 and the Fund did not hold any Level 3 investments during the period.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Notes to Financial Statements (continued)
March 31, 2014 (unaudited)

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended March 31, 2014 and the year ended September 30, 2013 was as follows:

	03/31/2014	09/30/2013
Distributions paid from:
Ordinary income	$1,815,773	$3,131,297
Long-term capital gain	50,081,385	44,532,500
Total distributions paid	$51,897,158	$47,663,797

As of March 31, 2014, investment cost for federal tax purposes was $392,153,435 and the tax basis components of net assets were as follows:

Unrealized appreciation	$297,248,262
Unrealized depreciation	(833,377)
Net unrealized appreciation	$296,414,885

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of wash sales losses.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2014. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended
March 31, 2014. At March 31, 2014, the fiscal years 2010 through 2013 remain open to examination in the Fund’s major tax jurisdictions.

(f) The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

Notes to Financial Statements (continued)

March 31, 2014 (unaudited)

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of March 31, 2014. There have been no significant subsequent events since March 31, 2014 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —

(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value up to and including $50 million, 0.60% of the average net asset value over
$50 million up to and including $100 million and 0.50% of the average net asset value in excess of $100 million.

The Adviser also may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $3,076 for the period ended March 31, 2014 for legal services rendered by this law firm.

(3) Investment Transactions —

For the period ended March 31, 2014, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $84,585,315 and
$112,608,344, respectively.

Historical Record
(unaudited)

		Net
		Investment				Dollar	Growth of
	Net	Income		Capital Gain		Weighted	an Initial
	Asset Value	Distributions		Distributions		Price/Earnings	$10,000
Class I	Per Share	Per Share		Per Share		Ratio(2)	Investment(3)
October 17, 1983(1)	$10.00	$—		$—		—	$10,000
September 30, 1984	11.66	—		—		12.6 times	11,660
September 30, 1985	14.39	0.0930		0.1860		11.7	14,742
September 30, 1986	16.90	0.1630		0.0610		15.0	17,581
September 30, 1987	21.01	0.4200		0.5130		20.9	23,108
September 30, 1988	18.58	0.3380		1.3030		15.0	22,766
September 30, 1989	21.76	0.3350		0.0800		17.1	27,291
September 30, 1990	17.39	0.3124		0.6686		14.8	22,888
September 30, 1991	23.87	0.3422		0.1434		17.8	32,250
September 30, 1992	24.53	0.2447		0.4042		17.3	34,052
September 30, 1993	26.94	0.2350		0.8000		18.1	38,885
September 30, 1994	26.71	0.2000		1.4700		18.5	41,020
September 30, 1995	30.07	0.2056		1.8944		20.8	50,205
September 30, 1996	33.34	0.1750		2.4979		28.9	60,922
September 30, 1997	40.65	0.0779		3.1621		31.4	82,206
September 30, 1998	34.78	0.0810		5.2282		28.6	80,845
September 30, 1999	31.83	0.1337		4.0049		29.0	82,864
September 30, 2000	36.58	0.0100		0.4701		35.1	96,527
September 30, 2001	17.54	—		13.1200		23.4	76,361
September 30, 2002	15.34	—		0.5766		22.2	68,730
September 30, 2003	18.97	—		—		22.9	84,994
September 30, 2004	21.88	—		0.0015		22.9	98,040
September 30, 2005	23.50	—		0.9146		23.3	109,547
September 30, 2006	23.11	0.0083		2.1472		22.4	118,142
September 30, 2007	25.18	0.0643		1.0460		23.4	134,908
September 30, 2008	19.15	0.0978		2.5678		17.5	115,141
September 30, 2009	17.02	0.1072		1.1206		19.2	111,845
September 30, 2010	19.31	0.0957		—		20.7	127,575
September 30, 2011	18.72	0.0867		0.3831		17.2	126,423
September 30, 2012	22.91	0.0992		0.4903		20.2	159,188
September 30, 2013	26.37	0.1428		1.8746		22.9	200,723
March 31, 2014	26.74	0.0889	(a)	2.0445	(a)	22.9	220,094
Class N
February 28, 2005(1)	$22.59	$—		$—		23.1 times	$10,000
September 30, 2005	23.45	—		—		23.3	10,381
September 30, 2006	23.00	—		2.1340		22.4	11,158
September 30, 2007	25.03	—		1.0460		23.4	12,694
September 30, 2008	19.04	0.0067		2.5678		17.5	10,800
September 30, 2009	16.87	0.0969		1.1206		19.2	10,457
September 30, 2010	19.11	0.0666		—		20.7	11,890
September 30, 2011	18.49	0.0479		0.3831		17.2	11,741
September 30, 2012	22.63	0.0191		0.4903		20.2	14,732
September 30, 2013	26.04	0.0560		1.8746		22.9	18,516
March 31, 2014	26.42	—		2.0445	(a)	22.9	20,267

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.
(a)	Paid on December 27, 2013 to shareholders of record on December 26, 2013.

Approval of Investment Advisory Contract

(unaudited)

In October 2013, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through October 2014. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the annual period ended September 30, 2013, the management fee was 0.53% and the Fund’s Class I and Class N total expense ratios (including the management fee) were 0.63% and 0.98%, respectively. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s historical performance; (ii) the Fund’s performance relative to its benchmark; (iii) the expense ratios for peer group funds in the mid-cap growth category and the Fund’s risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser. The peer group fund data included mid-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations. In terms of the peer group data used for performance comparisons, the Fund’s Class I was ranked 12th, 15th, 16th and 19th out of 22 funds for the one-, three-, five- and ten-year periods ending September 30, 2013. The Fund’s Class I had the second lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been flat or on an upward trend.

The Board considered the cost of services provided and the profits to be realized by the Adviser from the relationship with the Fund. The Board concluded that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board agreed that the Adviser had the resources, financial management and administrative capacity to continue to provide quality services. The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s absolute performance, strategies to improve the relative performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

     Nicholas II, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Automatic Investment Plan – An Update

(unaudited)

The Nicholas Family of Funds’ Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods so that investments are made through several market cycles.

	Nicholas II – Class I
$1,000 initial investment on	10/17/83	*	03/31/04
Number of years investing $100 each month
following the date of initial investment	30.5		10
Total cash invested	$37,600		$13,000
Total dividend and capital gain distributions reinvested	$138,896		$5,415
Total full shares owned at 03/31/14	8,030		866
Total market value at 03/31/14	$214,748		$23,181

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

*Date of Initial Public Offering.

Nicholas Funds Services Offered

(unaudited)

•	IRAs
	•	Traditional	•	SIMPLE
	•	Roth	•	SEP

  Coverdell Education Accounts

  Automatic Investment Plan

  Direct Deposit of Dividend and Capital Gain Distributions

  Systematic Withdrawal Plan

  Monthly Automatic Exchange between Funds

  Telephone Purchase and Redemption

  Telephone Exchange

  24-hour Automated Account Information (800-544-6547)

  24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Directors and Officers

DAVID O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

ALBERT O. NICHOLAS, Executive Vice President

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: May 23, 2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: May 23, 2014